Partners' Capital And Distributions (Narrative) (Detail) (USD $)	3 Months Ended		1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	May 31, 2012 Cash Distribution
Distribution Made to Member or Limited Partner [Line Items]
Common units outstanding	79,100,000
Weighted average units excluded from diluted net income	0	32,000
Percentage of distributed of available cash	100.00%
Maximum period of cash distribution to limited partners	45 days
Quarterly payment of distribution per unit			$ 0.52